GENERAL AND ADMINISTRATIVE EXPENSES	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
GENERAL AND ADMINISTRATIVE EXPENSES

11. GENERAL AND ADMINISTRATIVE EXPENSES

	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
	$	$	$	$
Bank service charges	1,757	1,397	2,866	2,538
Filing and registration fees	31,230	13,684	40,958	22,071
Foreign exchange	-	-	-	100
Insurance	23,997	11,548	44,290	22,979
Office maintenance	10,129	7,661	23,237	11,474
Payroll	16,730	2,257	33,054	2,257
Regulatory fees	7,286	3,842	7,286	3,842
Rent	4,500	4,500	9,000	7,800
Travel	6,151	28,143	23,539	33,840
	101,780	73,032	184,230	106,901